Provisions for Expected Credit Losses	12 Months Ended
Dec. 31, 2020
Provisions for Loan Losses [Abstract]
Provisions for Expected Credit Losses
33.	Provisions for Expected Credit Losses:

The changes in provisions for expected credit losses during 2018, 2019 and 2020 are the following:

	Loans and	Loans to customers as of December 31, 2018				Debt instruments at fair value
	advance to banks	Commercial loans	Mortgage loans	Consumer loans	Subtotal	through OCI	Contingent loan risks	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	(240)	—	—	—	—	—	(2,368)	(2,608)
Group provisions	—	(61,702)	(7,546)	(241,244)	(310,492)	—	—	(310,492)
Provisions established net	(240)	(61,702)	(7,546)	(241,244)	(310,492)	—	(2,368)	(313,100)

Provisions released:
Individual provisions	—	871	—	—	871	1,552	—	2,423
Group provisions	—	—	—	—	—	—	327	327
Provisions released net	—	871	—	—	871	1,552	327	2,750

Recovery of written-off assets	—	13,579	4,572	42,428	60,579	—	—	60,579

Provisions net allowances for credit risk	(240)	(47,252)	(2,974)	(198,816)	(249,042)	1,552	(2,041)	(249,771)

	Loans and	Loans to customers as of December 31, 2019				Debt instruments at fair value
	advance to banks	Commercial loans	Mortgage loans	Consumer loans	Subtotal	through OCI	Contingent loan risks	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	—	(17,143)	—	—	(17,143)	(3,468)	—	(20,611)
Group provisions	—	(64,492)	(17,168)	(278,252)	(359,912)	—	(2,707)	(362,619)
Provisions established net	—	(81,635)	(17,168)	(278,252)	(377,055)	(3,468)	(2,707)	(383,230)

Provisions released:
Individual provisions	902	—	—	—	—	—	2,752	3,654
Group provisions	—	—	—	—	—	—	—	—
Provisions released net	902	—	—	—	—	—	2,752	3,654

Recovery of written-off assets	—	12,253	5,114	30,608	47,975	—	—	47,975

Provisions net allowances for credit risk	902	(69,382)	(12,054)	(247,644)	(329,080)	(3,468)	45	(331,601)

	Loans and	Loans to customers as of December 31, 2020				Debt instruments at fair value
	advance to banks	Commercial loans	Mortgage loans	Consumer loans	Subtotal	through OCI	Contingent loan risks	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	(348)	(207,611)	—	—	(207,611)	—	(18,084)	(226,043)
Group provisions	—	(88,278)	(4,607)	(219,463)	(312,348)	—	(55,126)	(367,474)
Provisions established net	(348)	(295,889)	(4,607)	(219,463)	(519,959)	—	(73,210)	(593,517)

Provisions released:
Individual provisions	—	—	—	—	—	4,652	—	4,652
Group provisions	—	—	—	—	—	—	—	—
Provisions released net	—	—	—	—	—	4,652	—	4,652

Recovery of written-off assets	—	8,599	3,377	29,783	41,759	—	—	41,759

Provisions net allowances for credit risk	(348)	(287,290)	(1,230)	(189,680)	(478,200)	4,652	(73,210)	(547,106)